SUPPLEMENTAL INFORMATION (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Oct. 20, 2020 USD ($)	Aug. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) vessels installment shares	Dec. 31, 2019 USD ($) suezmax_tanker_vessel_type $ / shares shares	Dec. 31, 2018 USD ($) vessels very_large_crude_carrier shares
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | very_large_crude_carrier							6
Shares issued for purchase of vessels (in shares) | shares				16,035,856	0	16,035,856	0
Number of assets acquired | suezmax_tanker_vessel_type						10
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares				$ 7.92		$ 7.92
Stock issued for purchase of assets, total grant date fair value						$ 127.0
Right of use assets transferred to vessels and equipment					$ 333.5
Number Of Vessels Delivered, Previously Recognized As Finance Leases | vessels					5
SeaTeam
Other Significant Noncash Transactions [Line Items]
Ownership interest sold and purchased by other parties					71.38%
Cash consideration received on disposal					$ 10.7
Proceeds from sale of ownership interest			$ 5.4
Number of installments for consideration to be received on sale of ownership interest | installment					2
SeaTeam | Forecast
Other Significant Noncash Transactions [Line Items]
Proceeds from sale of ownership interest	$ 2.7	$ 2.7
Front Circassia, Front Page, Front Stratus, Front Serenade, Front Ariake, Front Falcon | SFL
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | vessels							6
Reduction in capital lease obligation					$ 24.0		$ 167.9
Front Hakata | SFL
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | vessels					1